EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Quarterly dividends per share paid on common stock
The following table sets forth the quarterly dividends per share declared and paid on our common stock for the periods indicated:

	Years Ended December 31,
	2016	2015	2014
First Quarter	$0.615	$0.605	$0.40
Second Quarter	0.615	0.605	0.56
Third Quarter	0.615	0.605	0.575
Fourth Quarter	0.615	0.615	0.59
Total	$2.46	$2.43	$2.125